DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS January 31, 2022
(Unaudited)
Shares	Description	Value
Common Stocks & MLP Interests—137.5%
	■ Airport Services—2.9%
68,875	Aena SME S.A. (Spain)(1)	$11,076,606
22,020	Flughafen Zurich AG (Switzerland)(1)	4,044,466
		15,121,072
	■ Cable & Satellite—2.6%
270,000	Comcast Corp. Class A	13,497,300
	■ Coal & Consumable Fuels—1.3%
98,889	Enviva, Inc.	6,920,252
	■ Construction & Engineering—5.1%
497,931	Ferrovial S.A. (Spain)	13,744,472
122,000	Vinci S.A. (France)	13,248,307
		26,992,779
	■ Electric, Gas and Water—74.2%
350,990	Alliant Energy Corp. (2)	21,010,261
235,660	Ameren Corp.	20,912,468
124,500	American Electric Power Co., Inc.	11,254,800
136,000	Atmos Energy Corp.	14,581,920
177,000	Black Hills Corp.	11,989,980
843,000	CenterPoint Energy, Inc.	23,907,480
242,800	Dominion Energy, Inc.	19,584,248
3,925,000	EDP - Energias de Portugal S.A. (Portugal)	20,014,908
288,200	Emera, Inc. (Canada)	13,655,577
2,253,274	Enel SpA (Italy)	17,165,699
141,000	Entergy Corp.	15,759,570
230,900	Evergy, Inc. (2)	14,999,264
221,000	Eversource Energy	19,777,290
1,860,445	Iberdrola S.A. (Spain)	21,235,588
1,270,000	National Grid plc (United Kingdom)	18,439,816
526,000	NextEra Energy, Inc.	41,091,120
333,117	OGE Energy Corp.	12,631,797
150,000	Orsted AS (Denmark)	15,831,194
362,000	Public Service Enterprise Group, Inc.	24,083,860
Shares	Description	Value
330,000	RWE AG (Germany)	$13,832,254
251,180	Xcel Energy, Inc.	17,497,199
		389,256,293
	■ Multi-Utilities—5.1%
165,000	CMS Energy Corp.	10,622,700
117,000	Sempra Energy	16,164,720
		26,787,420
	■ Oil & Gas Storage, Transportation and Production—29.9%
167,000	Cheniere Energy, Inc.	18,687,300
2,324,585	Energy Transfer LP	22,246,278
813,000	Enterprise Products Partners LP	19,219,320
320,819	Kinder Morgan, Inc.	5,569,418
660,575	MPLX LP	21,680,072
403,265	Pembina Pipeline Corp. (Canada)	12,803,977
740,000	Plains All American Pipeline LP	7,969,800
216,000	Targa Resources Corp.	12,761,280
487,000	Western Midstream Partners LP	11,610,080
819,147	Williams Cos., Inc. (The)	24,525,261
		157,072,786
	■ Railroads—14.4%
115,770	Canadian National Railway Co. (Canada)	14,110,251
210,000	Canadian Pacific Railway Ltd. (Canada)	15,023,719
550,000	CSX Corp.	18,821,000
81,370	Norfolk Southern Corp.	22,131,826
22,000	Union Pacific Corp.	5,380,100
		75,466,896
	■ Telecommunications—2.0%
229,746	Cellnex Telecom S.A. (Spain)	10,401,758
	Total Common Stocks & MLP Interests (Cost $667,539,111)	721,516,556
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2022
(Unaudited)
Shares	Description	Value
Short-Term Investment—2.2%
	■ Money Market Mutual Fund—2.2%
11,493,473	BlackRock Liquidity FedFund Portfolio Institutional Shares (seven-day effective yield 0.025%)(3)	$11,493,473
	Total Short-Term Investment (Cost $11,493,473)	11,493,473
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—139.7% (Cost $679,032,584)		733,010,029
	■ Written Options—(0.0)%
	(see Open Written Option Contracts on the next page)
	Total Written Options (Premiums received $244,469)	(79,090)
TOTAL INVESTMENTS AFTER WRITTEN OPTIONS—139.7% (Cost $678,788,115)		732,930,939(4)
	Secured borrowings—(32.4)%	(170,000,000)
	Mandatory Redeemable Preferred Shares at liquidation value—(7.6)%	(40,000,000)
	Other assets less other liabilities—0.3%	1,537,744
NET ASSETS APPLICABLE TO COMMON STOCK—100.0%		$524,468,683
(1)	Non-income producing.
(2)	All or a portion of the security is segregated as collateral for written options.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	All or a portion of the total investments have been pledged as collateral for borrowings.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2022
(Unaudited)
Open Written Option Contracts as of January 31, 2022, were as follows:
Description of Option	Number of Contracts	Contract Notional Amount	Strike Price	Expiration Date	Value
Call Options
Evergy, Inc.	2,230	$16,725	$75.00	3/18/22	$(17,840)
Alliant Energy Corp.	1,750	11,375	65.00	4/14/22	(61,250)
					$(79,090)
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2022
(Unaudited)
Sector Allocation*
Electric, Gas and Water	53%
Oil & Gas Storage, Transportation and Production	21
Railroads	10
Construction & Engineering	4
Multi-Utilities	4
Cable & Satellite	2
Airport Services	2
Money Market Mutual Fund	2
Telecommunications	1
Coal & Consumable Fuels	1
Total	100%

Country Weightings*
United States	71%
Spain	8
Canada	8
Portugal	3
United Kingdom	2
Italy	2
Denmark	2
Germany	2
France	2
Total	100%

Currency Exposure*
United States Dollar	71%
Euro	16
Canadian Dollar	8
United Kingdom Pound Sterling	2
Danish Krone	2
Swiss Franc	1
Total	100%

* Percentages are based on total investments before written options rather than net assets applicable to common stock.
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2022
(Unaudited)
Note 1. Investment Valuation
The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2022:
	Level 1	Level 2
Common stocks & MLP interests	$721,516,556	$—
Money market mutual fund	11,493,473	—
Total investments before written options	$733,010,029	$—
Written options	(61,250)	(17,840)
Total investments after written options	$732,948,779	$(17,840)
There were no Level 3 priced securities held and there were no transfers into or out of Level 3.
Other information regarding the Fund is available on the Fund’s website www.dpimc.com/dpg or the Securities and Exchange Commission’s website at www.sec.gov.